Bonds and Borrowings - Summary of unused commitment line of credit basis on short term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Short Term Borrowings [Line Items]
Amount used	¥ 519,820	¥ 546,806
Short-term borrowings [member] | Commitment Line Agreements [Member]
Disclosure Of Detailed Information About Short Term Borrowings [Line Items]
Aggregate amount of commitment line contracts	328,000	331,000
Amount used	2,000	2,000
Unused balance	¥ 326,000	¥ 329,000